UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
                            (Address of principal executive offices)                          (Zip code)

Capitol Services, Inc.
615 S. Dupont Hwy.
Dover, DE 19901
(Name and address of agent for service)

With a copy to:
John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace
Suite 119
Leawood, KS 66224

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:         5/31

Date of reporting period:     8/31/11

Item 1. Schedule of Investments.

Cloud Capital Strategic Large Cap Fund
Portfolio of Investments – (Unaudited)
August 31, 2011
Shares		Value
Common Stocks — 93.0%
Consumer Discretionary — 9.9%
518	Abercrombie & Fitch Co., Class A	$32,975
164	Amazon.com, Inc. *	35,285
652	Apollo Group, Inc., Class A *	30,553
808	AutoNation, Inc. *	32,607
101	AutoZone, Inc. *	30,859
571	Bed Bath & Beyond, Inc. *	32,475
1,220	Best Buy Co., Inc.	31,214
948	Big Lots, Inc. *	32,144
1,757	Cablevision Systems Corp.	31,733
1,137	CarMax, Inc. *	31,958
990	Carnival Corp.	32,707
1,309	CBS Corp., Class B	32,801
619	Coach, Inc.	34,819
1,472	Comcast Corp., Class A	31,661
641	Darden Restaurants, Inc.	30,813
733	DeVry, Inc.	32,405
695	DIRECTV, Class A *	30,568
805	Discovery Communications, Inc.,	34,048
	Class A *
3,293	DR Horton, Inc.	34,643
1,091	Expedia, Inc.	33,062
610	Family Dollar Stores, Inc.	32,571
2,956	Ford Motor Co. *	32,868
567	Fortune Brands, Inc.	32,375
1,367	GameStop Corp., Class A *	32,703
2,969	Gannett Co., Inc.	34,293
1,834	Gap, Inc.	30,299
584	Genuine Parts Co.	32,159
2,665	Goodyear Tire & Rubber Co. *	33,210
923	Harley-Davidson, Inc.	35,689
912	Harman International Industries, Inc.	32,988
800	Hasbro, Inc.	30,982
911	Home Depot, Inc.	30,417
2,096	International Game Technology	31,992
3,820	Interpublic Group of Cos., Inc.	32,966
1,175	JC Penney Co., Inc.	31,297
1,019	Johnson Controls, Inc.	32,498
650	Kohl's Corp.	30,117
1,538	Leggett & Platt, Inc.	34,131
2,293	Lennar Corp., Class A	33,706
12	Limited Brands, Inc.	453
1,499	Lowe's Cos., Inc.	29,882
1,256	Macy's, Inc.	32,592
1,120	Marriott International, Inc.,	32,782
	Class A
1,218	Mattel, Inc.	32,737
336	McDonald's Corp.	30,381
790	McGraw-Hill Cos, Inc.	33,255
1,248	Meredith Corp.	32,192
143	Netflix, Inc. *	33,662
2,335	Newell Rubbermaid, Inc.	32,321
1,903	News Corp., Class A	32,860
370	NIKE, Inc., Class B	32,030
779	Nordstrom, Inc.	35,424
790	Omnicom Group, Inc.	32,044
475	O'Reilly Automotive, Inc. *	30,835
65	Priceline.com, Inc. *	35,095
7,552	Pulte Group, Inc. *	36,250
2,513	RadioShack Corp.	32,692
244	Ralph Lauren Corp.	33,440
414	Ross Stores, Inc.	31,688
753	Scripps Networks Interactive, Inc., Class A	32,253
561	Sears Holdings Corp. *	33,581
2,129	Staples, Inc.	31,376
835	Starbucks Corp.	32,238
767	Starwood Hotels & Resorts Worldwide, Inc.	34,196
499	Tiffany & Co.	35,936
1,046	Time Warner, Inc.	33,118
477	Time Warner, Inc.	31,246
554	TJX Cos., Inc./The	30,257
1,093	Urban Outfitters, Inc. *	28,612
280	V.F. Corp.	32,773
704	Viacom, Inc., Class B	33,973
912	Walt Disney Co./The	31,051
88	Washington Post Co., Class B	31,282
526	Whirlpool Corp.	32,953
1,061	Wyndham Worldwide Corp.	34,476
225	Wynn Resorts Ltd.	34,785
433	Yum! Brands, Inc.	23,531
		2,466,843

See accompanying notes which are an integral part of these portfolios of investments.

Consumer Staples — 10.4%
2,280	Altria Group, Inc.	61,981
2,151	Archer Daniels Midland Co.	61,248
2,843	Avon Products, Inc.	64,130
856	Brown-Forman Corp., Class B	61,382
1,945	Campbell Soup Co.	61,981
921	Clorox Co./The	64,165
874	Coca-Cola Co./The	61,587
2,249	Coca-Cola Enterprises, Inc.	62,112
692	Colgate-Palmolive Co.	62,263
2,531	ConAgra Foods, Inc.	61,795
3,089	Constellation Brands, Inc.,	61,064
	Class A *
792	Costco Wholesale Corp.	62,235
1,814	CVS Caremark Corp.	65,142
7,387	Dean Foods Co. *	63,824
1,642	Dr Pepper Snapple Group, Inc.	63,188
665	Estee Lauder Cos., Inc./The, Class A	64,936
1,627	General Mills, Inc.	61,693
1,065	Hershey Co./The	62,433
1,136	HJ Heinz Co.	59,813
2,117	Hormel Foods Corp.	58,457
868	JM Smucker Co.	62,562
1,121	Kellogg Co.	60,902
901	Kimberly-Clark Corp.	62,287
1,750	Kraft Foods, Inc., Class A	61,301
2,581	Kroger Co./The	60,799
543	Lorillard, Inc.	60,465
1,319	McCormick & Co., Inc.	63,051
891	Mead Johnson Nutrition Co.	63,455
1,365	Molson Coors Brewing Co., Class B	59,710
948	PepsiCo, Inc.	61,081
857	Philip Morris International, Inc.	59,430
966	Procter & Gamble Co.	61,492
1,656	Reynolds American, Inc.	62,222
3,429	Safeway, Inc.	62,856
3,418	Sara Lee Corp.	61,652
8,574	SUPERVALU, Inc.	68,336
2,186	Sysco Corp.	61,060
590	Target Corp.	30,462
3,541	Tyson Foods, Inc., Class A	61,854
1,680	Walgreen Co.	59,160
1,128	Wal-Mart Stores, Inc.	60,032
1,027	Whole Foods Market, Inc.	67,812
		2,577,410

See accompanying notes which are an integral part of these portfolios of investments.

Energy — 10.4%
2,053	Alpha Natural Resources, Inc. *	67,899
879	Anadarko Petroleum Corp.	64,851
598	Apache Corp.	61,658
1,061	Baker Hughes, Inc.	64,861
879	Cabot Oil & Gas Corp.	66,671
1,300	Cameron International Corp. *	67,565
2,032	Chesapeake Energy Corp.	65,823
617	Chevron Texaco Corp.	61,033
910	ConocoPhillips	61,931
1,413	Consol Energy, Inc.	64,527
4,150	Denbury Resources, Inc. *	66,191
921	Devon Energy Corp.	62,471
988	Diamond Offshore Drilling, Inc.	62,974
3,368	El Paso Corp.	64,471
670	EOG Resources, Inc.	62,019
1,115	EQT Corp.	66,726
823	Exxon Mobil Corp.	60,908
1,484	FMC Technologies, Inc. *	65,958
1,509	Halliburton Co.	66,966
1,182	Helmerich & Payne, Inc.	67,415
1,065	Hess Corp.	63,205
2,293	Marathon Oil Corp.	61,722
1,195	Murphy Oil Corp.	64,048
3,492	Nabors Industries Ltd *	64,386
937	National Oilwell Varco, Inc.	61,984
1,267	Newfield Exploration Co. *	64,682
724	Noble Energy, Inc.	63,938
718	Occidental Petroleum Corp.	62,270
1,373	Peabody Energy Corp.	67,011
813	Pioneer Natural Resources Co.	63,571
1,731	QEP Resources, Inc.	60,938
1,027	Range Resources Corp.	66,484
1,816	Rowan Cos., Inc. *	65,520
790	Schlumberger Ltd.	61,754
1,618	Southwestern Energy Co. *	61,384
2,408	Spectra Energy Corp.	62,536
1,681	Sunoco, Inc.	64,107
3,098	Tesoro Corp. *	74,541
3,029	Valero Energy Corp.	68,823
2,427	Williams Cos., Inc./The	65,515
		2,581,337

See accompanying notes which are an integral part of these portfolios of investments.

Financials — 8.9%
480	ACE Ltd	30,974
829	Aflac, Inc.	31,265
1,178	Allstate Corp.	30,922
652	American Express Co.	32,401
1,319	American International Group, Inc.*	33,405
723	Ameriprise Financial, Inc.	33,047
662	Aon Corp.	30,953
882	Assurant, Inc.	31,016
595	Automatic Data Processing, Inc.	29,752
4,408	Bank of America Corp.	36,013
505	Bank of Montreal	31,506
1,515	Bank of New York Mellon Corp./The	31,315
1,503	BB&T Corp.	33,513
430	Berkshire Hathaway, Inc., Class B *	31,360
705	Capital One Financial Corp.	32,449
2,111	CB Richard Ellis Group, Inc.,	32,003
	Class A *
2,530	Charles Schwab Corp.	31,192
493	Chubb Corp.	30,541
1,139	Cincinnati Financial Corp.	31,795
1,095	Citigroup, Inc.	34,007
121	CME Group, Inc.	32,296
1,294	Comerica, Inc.	33,102
1,243	Discover Financial Services	31,281
2,820	E*Trade Financial Corp. *	34,851
1,771	Federated Investors, Inc., Class B	31,361
3,128	Fifth Third Bancorp	33,217
4,554	First Horizon National Corp.	32,063
261	Franklin Resources, Inc.	31,283
4,660	Genworth Financial, Inc., Class A *	32,204
261	Goldman Sachs Group, Inc.	30,307
2,209	H & R Block, Inc.	33,401
1,675	Hartford Financial Services Group, Inc.	32,060
5,238	Hudson City Bancorp, Inc.	32,526
271	IntercontinentalExchange, Inc. *	31,999
1,828	Invesco Ltd.	33,458
4,812	Janus Capital Group, Inc.	35,128
863	JPMorgan Chase & Co.	32,402
4,801	KeyCorp	31,880
1,129	Legg Mason, Inc.	32,136
1,116	Leucadia National Corp.	33,068
1,515	Lincoln National Corp.	31,432
826	Loews Corp.	31,077
415	M&T Bank Corp.	31,591
1,047	Marsh & McLennan Cos., Inc.	31,116
932	MetLife, Inc.	31,320
1,079	Moody's Corp.	33,275
1,812	Morgan Stanley	31,713
1,357	NASDAQ OMX Group, Inc. *	32,144
823	Northern Trust Corp.	31,616
1,139	NYSE Euronext	31,083
2,716	People's United Financial, Inc.	31,909
663	PNC Financial Services Group, Inc.	33,246
1,313	Principal Financial Group	33,290
1,637	Progressive Corp.	31,389
1,110	ProLogis, Inc.	30,228
626	Prudential Financial, Inc.	31,426
7,247	Regions Financial Corp.	32,902
2,216	SLM Corp.	30,423
900	State Street Corp.	31,968
1,683	SunTrust Banks, Inc.	33,493
616	T. Rowe Price Group, Inc.	32,970
816	Torchmark Corp.	31,181
585	Travelers Cos., Inc.	29,495
1,435	U.S. Bancorp	33,309
1,327	Unum Group	31,230
1,240	Wells Fargo & Co.	32,359
1,844	Weyerhaeuser Co.	33,248
1,555	XL Group PLC	32,357
1,296	Zions Bancorp.	22,608
		2,204,850

See accompanying notes which are an integral part of these portfolios of investments.

Health Care — 10.3%
971	Abbott Laboratories	50,976
1,350	Aetna, Inc.	54,040
1,555	Agilent Technologies, Inc. *	57,316
661	Allergan, Inc.	54,093
1,277	AmerisourceBergen Corp.	50,526
913	Amgen, Inc. *	50,596
920	Baxter International, Inc.	51,489
622	Becton Dickinson and Co.	50,601
532	Biogen Idec, Inc. *	50,129
7,842	Boston Scientific Corp. *	53,172
1,703	Bristol-Myers Squibb Co.	50,666
1,196	Cardinal Health, Inc.	50,827
2,004	CareFusion Corp. *	51,318
862	Celgene Corp. *	51,245
595	Cephalon, Inc. *	47,982
852	Cerner Corp. *	56,194
1,137	CIGNA Corp.	53,120
1,608	Coventry Health Care, Inc. *	52,886
552	CR Bard, Inc.	52,564
685	DaVita, Inc. *	50,416
1,517	DENTSPLY International, Inc.	53,392
1,347	Eli Lilly & Co.	50,529
1,047	Express Scripts, Inc. *	49,151
1,446	Forest Laboratories, Inc. *	49,507
1,253	Gilead Sciences, Inc. *	49,968
1,107	Hospira, Inc. *	51,145
684	Humana, Inc.	53,097
148	Intuitive Surgical, Inc. *	56,270
754	Johnson & Johnson	49,589
616	Laboratory Corp. of America Holdings *	51,434
1,339	Life Technologies Corp. *	56,255
647	McKesson Corp.	51,743
902	Medco Health Solutions, Inc. *	48,834
1,524	Medtronic, Inc.	53,443
1,515	Merck & Co., Inc.	50,190
2,691	Mylan Laboratories, Inc. *	55,865
1,713	Patterson Cos., Inc.	50,068
2,279	PerkinElmer, Inc.	52,117
2,681	Pfizer, Inc.	50,886
1,035	Quest Diagnostics, Inc.	51,816
1,158	St. Jude Medical, Inc.	52,740
1,087	Stryker Corp.	53,090
10,323	Tenet Healthcare Corp. *	54,508
953	Thermo Fisher Scientific, Inc. *	52,330
1,095	UnitedHealth Group, Inc.	52,036
909	Varian Medical Systems, Inc. *	51,793
655	Waters Corp. *	52,302
13	Watson Pharmaceutical, Inc. *	873
821	WellPoint, Inc.	51,990
921	Zimmer Holdings, Inc. *	52,405
		2,549,522

See accompanying notes which are an integral part of these portfolios of investments.

Industrials — 10.6%
527	3M Co.	43,700
1,575	Avery Dennison Corp.	45,851
696	Boeing Co.	46,512
503	Caterpillar, Inc.	45,761
630	CH Robinson Worldwide, Inc.	44,394
1,412	Cintas Corp.	45,161
1,992	CSX Corp.	43,700
504	Cummins, Inc.	46,805
997	Danaher Corp.	45,663
576	Deere & Co.	46,573
797	Dover Corp.	45,842
643	Dun & Bradstreet Corp.	43,041
1,073	Eaton Corp.	46,102
950	Emerson Electric Co.	44,223
1,393	Equifax, Inc.	45,046
1,001	Expeditors International of Washington, Inc.	45,541
1,348	Fastenal Co.	45,126
557	FedEx Corp.	43,845
493	Flowserve Corp.	46,481
743	Fluor Corp.	45,131
697	General Dynamics Corp.	44,671
2,655	General Electric Co.	43,302
492	Goodrich Corp.	43,911
965	Honeywell International, Inc.	46,119
955	Illinois Tool Works, Inc.	44,456
1,468	Ingersoll-Rand PLC	49,180
1,333	Iron Mountain, Inc.	43,362
942	ITT Corp.	44,580
1,956	Jabil Circuit, Inc.	32,964
1,242	Jacobs Engineering Group, Inc. *	46,260
631	L-3 Communications Holdings, Inc.	42,808
578	Lockheed Martin Corp.	42,874
5,480	Masco Corp.	48,606
641	Norfolk Southern Corp.	43,379
803	Northrop Grumman Corp.	43,858
1,184	PACCAR, Inc.	44,536
907	Pall Corp.	46,389
631	Parker Hannifin Corp.	46,350
2,214	Pitney Bowes Inc.	44,959
280	Precision Castparts Corp.	45,889
2,477	Quanta Services, Inc. *	47,529
3,031	R.R. Donnelley & Sons Co.	46,220
1,006	Raytheon Co.	43,475
1,435	Republic Services, Inc., Class A	43,580
1,817	Robert Half International, Inc.	43,475
881	Rockwell Collins, Inc.	44,459
753	Rockwell International Corp.	48,311
610	Roper Industries, Inc.	46,970
989	Ryder System, Inc.	46,565
873	Snap-on, Inc.	46,195
5,077	Southwest Airlines Co.	43,764
521	Stanley Black & Decker, Inc.	32,276
500	Stericycle, Inc. *	43,842
2,648	Textron, Inc.	44,672
1,067	Tyco International, Ltd.	44,348
467	Union Pacific Corp.	43,084
7	United Parcel Service, Inc., Class B	472
596	United Technologies Corp.	44,284
304	W.W. Grainger, Inc.	46,772
1,348	Waste Management, Inc.	44,552
		2,637,796

See accompanying notes which are an integral part of these portfolios of investments.

Information Technology — 8.6%
1,205	Adobe Systems, Inc. *	30,404
4,608	Advanced Micro Devices, Inc. *	31,469
1,380	Akamai Technologies, Inc. *	30,266
817	Altera Corp.	29,736
653	Amphenol Corp.	30,678
895	Analog Devices, Inc.	29,561
4	Apple, Inc. *	1,539
2,546	Applied Materials, Inc.	28,817
1,127	Autodesk, Inc. *	31,791
734	BMC Software, Inc. *	29,817
876	Broadcom Corp., Class A *	31,243
1,479	CA, Inc.	31,036
1,846	Cisco Systems, Inc.	28,953
530	Citrix Systems, Inc. *	32,043
494	Cognizant Technology Solutions Corp., Class A *	31,313
1,006	Computer Sciences Corp.	30,843
3,692	Compuware Corp. *	31,231
1,938	Corning, Inc.	29,123
1,990	Dell, Inc. *	29,588
1,021	eBay, Inc. *	31,510
1,418	Electronic Arts, Inc. *	32,028
1,347	EMC Corp. *	30,429
399	F5 Networks, Inc. *	32,528
1,030	Fidelity National Information Services, Inc.	29,023
315	First Solar, Inc. *	31,514
535	Fiserv, Inc. *	29,872
1,236	FLIR Systems, Inc.	31,963
9	Google, Inc., Class A *	4,869
793	Harris Corp.	31,989
1,127	Hewlett-Packard Co.	29,347
1,429	Intel Corp.	28,761
175	International Business Machines Corp.	30,043
637	Intuit, Inc.	31,431
2,799	JDS Uniphase Corp. *	36,297
1,400	Juniper Networks, Inc. *	29,308
817	KLA-Tencor Corp.	29,977
958	Lexmark International, Inc.,	30,628
	Class A *
1,050	Linear Technology Corp.	30,071
4,443	LSI Corp. *	30,253
91	Mastercard, Inc., Class A	30,165
4,779	MEMC Electronic Materials, Inc. *	33,361
924	Microchip Technology, Inc.	30,314
5,275	Micron Technology, Inc. *	31,177
1,156	Microsoft Corp.	30,759
1,437	Molex, Inc.	31,408
3,895	Monster Worldwide, Inc. *	36,767
1,122	National Semiconductor Corp.	27,931
783	NetApp, Inc. *	29,455
1,049	Novellus Systems, Inc. *	29,336
2,319	NVIDIA Corp. *	30,861
1,109	Oracle Corp.	31,135
1,100	Paychex, Inc.	29,673
2,221	QLogic Corp. *	31,026
599	QUALCOMM, Inc.	30,838
852	Red Hat, Inc. *	33,699
2,046	SAIC, Inc. *	30,684
250	Salesforce.com, Inc. *	32,248
845	SanDisk Corp. *	30,976
1,779	Symantec Corp. *	30,507
7,436	Tellabs, Inc.	30,339
608	Teradata Corp. *	31,860
2,508	Teradyne, Inc. *	30,347
1,099	Texas Instruments, Inc.	28,816
1,650	Total System Services, Inc.	29,943
956	VeriSign, Inc. *	29,772
343	Visa, Inc., Class A	30,161
1,035	Western Digital Corp. *	30,524
1,728	Western Union Co.	28,551
3,712	Xerox Corp.	30,810
956	Xilinx, Inc.	29,781
2,511	Yahoo!, Inc. *	34,158
		2,128,674

See accompanying notes which are an integral part of these portfolios of investments.

Materials — 10.4%
1,023	Air Products and Chemicals, Inc.	83,769
1,285	Airgas, Inc.	83,403
9,921	AK Steel Holdings Corp.	89,187
6,831	Alcoa, Inc.	87,501
1,807	Allegheny Technologies, Inc.	90,586
2,266	Ball Corp.	81,386
2,692	Bemis Co.	83,619
445	CF Industries Holdings, Inc.	81,293
1,120	Cliffs Natural Resources, Inc.	92,810
3,009	Dow Chemical Co./The	85,615
1,748	Du Pont (E.I.) de Nemours & Co.	84,376
1,019	Eastman Chemical Co.	84,314
1,688	Ecolab, Inc.	90,490
1,146	FMC Corp. *	87,011
1,828	Freeport-McMoran Copper & Gold, Inc., Class B	86,164
1,434	International Flavors & Fragrances, Inc.	83,200
3,260	International Paper Co.	88,508
3,044	MeadWestvaco Corp.	83,778
1,170	Monsanto Co.	80,645
1,216	Newmont Mining Corp.	76,120
2,434	Nucor Corp.	87,828
4,735	Owens-Illinois, Inc. *	89,689
1,113	PPG Industries, Inc.	85,263
855	Praxair, Inc.	84,212
4,436	Sealed Air Corp.	81,704
1,084	Sherwin-Williams Co./The	82,087
1,297	Sigma-Aldrich Corp.	83,527
5,671	Titanium Metals Corp.	90,901
2,976	United States Steel Corp.	89,630
2,606	Vulcan Materials Co.	91,300
		2,569,916
Real Estate Investment Trusts — 1.7%
1,211	Apartment Investment & Management Co., Class A	32,167
230	AvalonBay Communities, Inc.	31,403
296	Boston Properties, Inc.	30,863
518	Equity Residential	31,676
886	HCP, Inc.	33,022
633	Health Care REIT, Inc.	32,269
2,723	Host Hotels & Resorts, Inc.	32,208
1,792	Kimco Realty Corp.	31,723
830	Plum Creek Timber Co., Inc.	31,517
251	Public Storage, Inc.	31,113
262	Simon Property Group, Inc.	30,810
605	Ventas, Inc.	32,333
371	Vornado Realty Trust	31,881
		412,985
Telecommunication Services — 1.5%
999	American Tower Corp., Class A *	53,788
1,714	AT&T, Inc.	48,804
1,440	CenturyLink, Inc.	52,044
7,004	Frontier Communications Corp.	52,457
4,840	MetroPCS Communications, Inc. *	54,017
14,788	Sprint Nextel Corp. *	55,602
8	Verizon Communications, Inc.	289
4,183	Windstream Corp.	53,125
		370,126

See accompanying notes which are an integral part of these portfolios of investments.

Utilities — 10.3%
7,410	AES Corp. *	80,473
2,675	Ameren Corp.	80,939
2,044	American Electric Power Company, Inc.	78,957
4,040	CenterPoint Energy, Inc.	80,850
4,032	CMS Energy Corp.	79,437
8	Consolidated Edison, Inc.	450
2,053	Constellation Energy Group, Inc. *	79,022
1,563	Dominion Resources, Inc., Class A	76,159
1,586	DTE Energy Co.	80,193
4,102	Duke Energy Corp.	77,562
2,127	Edison International	79,090
1,218	Entergy Corp.	79,444
1,808	Exelon Corp.	77,945
3,630	FirstEnergy Corp.	160,606
1,570	Integrys Energy Group, Inc.	78,595
1,386	NextEra Energy, Inc.	78,597
1,448	Nicor, Inc.	80,485
3,733	NiSource, Inc.	79,734
2,335	Northeast Utilities	81,019
3,552	NRG Energy, Inc. *	83,248
7	Oneok, Inc.	496
4,073	Pepco Holdings, Inc.	79,339
1,828	PG&E Corp.	77,418
1,810	Pinnacle West Capital Corp.	80,065
2,773	PPL Corp.	80,098
1,610	Progress Energy, Inc.	78,559
2,373	Public Service Enterprise Group, Inc.	80,994
1,951	SCANA Corp.	78,463
1,540	Sempra Energy	80,893
1,877	Southern Co.	77,652
4,401	TECO Energy, Inc.	80,531
2,493	Wisconsin Energy Corp.	78,868
3,334	Xcel Energy, Inc.	82,254
		2,548,435

Total Common Stocks(Cost $23,842,866)	23,047,894
Total Investments
(Cost $23,842,866) — 93.0%
Other Assets in Excess of Liabilities — 7.0%	1,738,570
Net Assets — 100.0%	$24,786,464

* Non-income producing security.
PLC – Public Liability Company

Tax Related

Unrealized appreciation	214,772
Unrealized depreciation	(1,009,744)
Net unrealized depreciation	$(794,972)

Aggregate cost of securities for income tax purposes	$23,842,866

See accompanying notes which are an integral part of these portfolios of investments.

Cloud Capital Strategic Mid Cap Fund
Portfolio of Investments – (Unaudited)
August 31, 2011
Shares		Value
Common Stocks — 87.2%
Consumer Discretionary — 10.0%
1,610	99 Cents Only Stores *	$29,986
1,187	Aaron's, Inc.	31,632
509	Advance Auto Parts, Inc.	30,936
2,665	Aeropostale, Inc. *	29,796
2,621	American Eagle Outfitters, Inc.	29,016
1,588	American Greetings Corp.	33,688
1,302	Ann, Inc. *	30,682
1,141	Ascena Retail Group, Inc. *	32,428
1,012	Bally Technologies, Inc. *	31,766
2,792	Barnes & Noble, Inc.	37,240
985	Bob Evans Farms, Inc.	31,284
459	BorgWarner, Inc. *	32,780
5,550	Boyd Gaming Corp. *	34,686
1,289	Brinker International, Inc.	29,101
1,948	Career Education Corp. *	33,066
1,098	Cheesecake Factory, Inc. *	30,141
2,292	Chico's FAS, Inc.	31,899
3,034	Collective Brands, Inc. *	40,928
382	Deckers Outdoor Corp. *	33,996
906	Dick's Sporting Goods, Inc. *	31,837
1,000	Dillard's, Inc.	46,280
448	Dollar Tree, Inc. *	31,990
2,000	Domino's Pizza, Inc. *	55,460
1,546	DreamWorks Animation SKG, Inc. *	32,660
10,504	Eastman Kodak Co. *	33,402
1,574	Foot Locker, Inc.	32,856
389	Fossil, Inc. *	37,604
1,257	Gentex Corp.	32,609
907	Guess?, Inc.	30,935
1,164	Hanesbrands, Inc. *	33,251
3,884	Harte-Hanks, Inc.	30,881
1,302	International Speedway Corp.,	32,758
	Class A
412	ITT Educational Services, Inc. *	29,694
662	John Wiley & Sons, Inc.	32,315
5,191	KB Home	34,209
1,537	Lamar Advertising Co., Class A *	32,145
848	Life Time Fitness, Inc. *	32,531
1,281	LKQ Corp. *	32,804
954	Matthews International Corp.	31,876
1,717	MDC Holdings, Inc.	33,587
1,233	Meredith Corp.	31,801
685	Mohawk Industries, Inc. *	33,925
4,372	New York Times Co./The,	35,760
	Class A *
49	NVR, Inc. *	30,901
13,146	Office Depot, Inc. *	34,179
276	Panera Bread Co., Class A *	31,810
734	PetSmart, Inc.	30,967
308	Polaris Industries, Inc.	33,816
542	PVH Corp.	36,134
2,110	Regis Corp.	31,160
1,227	Rent-A-Center, Inc.	34,591
2,992	Ryland Group, Inc.	34,885
3,528	Saks, Inc. *	34,154
1,208	Scholastic Corp.	33,530
3,563	Scientific Games Corp.,	31,422
	Class A *
3,119	Service Corp. International	31,873
951	Sotheby's	35,400
333	Strayer Education, Inc.	31,551
1,511	Thor Industries, Inc.	33,587
678	Timberland Co., Class A *	29,130
1,921	Toll Brothers, Inc. *	33,024
533	Tractor Supply Co.	32,730
482	Tupperware Brands Corp.	32,047
514	Under Armour, Inc.,	36,394
	Class A *
607	Warnaco Group, Inc. *	32,367
6,173	Wendy's Co.	30,060
988	Williams-Sonoma, Inc.	32,720
1,410	WMS Industries, Inc. *	30,765
		2,257,418

See accompanying notes which are an integral part of these portfolios of investments.

Consumer Staples — 9.5%
3,048	BJ's Wholesale Club, Inc. *	154,908
3,754	Church & Dwight Co., Inc.	163,434
3,360	Corn Products International, Inc.	157,130
2,199	Energizer Holdings, Inc. *	165,958
8,308	Flowers Foods, Inc.	158,264
1,768	Green Mountain Coffee Roasters, Inc. *	185,228
1,926	Hansen Natural Corp. *	164,349
2,830	Lancaster Colony Corp.	171,529
1,869	Ralcorp Holding, Inc. *	161,789
4,072	Ruddick Corp.	166,489
7,830	Smithfield Foods, Inc. *	171,641
6,276	Tootsie Roll Industries, Inc.	159,025
4,061	Universal Corp.	165,293
		2,145,037
Energy — 10.2%
4,551	Arch Coal, Inc.	92,438
2,067	Atwood Oceanics, Inc. *	87,005
1,756	Bill Barrett Corp. *	84,201
3,351	Black Hills Corp.	102,553
589	Carbo Ceramics, Inc.	94,368
1,299	Cimarex Energy Co.	92,331
3,885	Comstock Resources, Inc. *	79,054
2,154	Dresser-Rand Group, Inc. *	91,427
1,392	Dril-Quip, Inc. *	90,066
1,757	Energen Corp.	86,245
7,606	Exterran Holdings, Inc. *	90,058
4,252	Forest Oil Corp. *	82,795
5,410	Helix Energy Solutions Group,	91,380
	Inc.*
4,343	Northern Oil and Gas, Inc. *	88,689
2,184	Oceaneering International, Inc.	93,236
1,317	Oil States International, Inc. *	87,051
5,186	Overseas Shipholding Group, Inc.	92,474
6,415	Patriot Coal Corp. *	94,499
3,518	Patterson-UTI Energy, Inc.	85,979
2,864	Plains Exploration & Production	84,218
	Co.*
8,523	Quicksilver Resources, Inc. *	81,228
1,147	SM Energy Co.	87,782
1,892	Southern Union Co.	79,239
2,472	Superior Energy Services, Inc. *	87,315
1,582	Tidewater, Inc.	84,791
1,804	Unit Corp. *	86,048
		2,296,470

See accompanying notes which are an integral part of these portfolios of investments.

Financials — 6.9%
332	Affiliated Managers Group, Inc. *	28,955
830	American Financial Group, Inc.	27,636
3,196	Apollo Investment Corp.	29,050
993	Arthur J Gallagher & Co.	28,010
1,102	Aspen Insurance Holdings Ltd.	26,453
2,576	Associated Banc-Corp.	28,338
2,790	Astoria Financial Corp.	28,482
2,568	BancorpSouth, Inc.	28,996
679	Bank of Hawaii Corp.	28,205
1,339	Brown & Brown, Inc.	28,128
2,237	Cathay General Bancorp	28,680
650	City National Corp.	29,165
719	Commerce Bancshares, Inc.	28,431
554	Cullen/Frost Bankers, Inc.	28,231
1,737	East West Bancorp, Inc.	28,989
1,205	Eaton Vance Corp.	29,425
1,521	Equity One, Inc.	27,392
334	Everest Re Group, Ltd.	26,914
1,612	Fidelity National Title Group, Inc.	27,389
1,815	First American Financial Corp.	27,679
2,621	First Niagara Financial Group, Inc.	28,207
2,247	FirstMerit Corp.	28,003
3,234	Fulton Financial Corp.	29,659
752	Greenhill & Co., Inc.	26,701
991	Hancock Holding Co.	30,934
789	Hanover Insurance Group, Inc.	28,042
966	HCC Insurance Holdings, Inc.	28,239
1,864	International Bancshares Corp.	29,164
1,808	Jefferies Group, Inc.	29,662
422	Jones Lang LaSalle, Inc.	28,216
1,058	Kemper Corp.	27,128
714	Mercury General Corp.	28,224
829	MSCI, Inc., Class A *	28,652
2,157	New York Community Bancorp, Inc.	27,628
2,812	Old Republic International Corp.	27,954
1,559	Omega Healthcare Investors, Inc.	28,300
827	Potlatch Corp.	27,755
757	Prosperity Bancshares, Inc.	28,650
1,506	Protective Life Corp.	28,605
1,054	Raymond James Financial, Inc.	29,607
541	Reinsurance Group of America, Inc.	28,867
1,628	SEI Investments Co.	27,858
912	StanCorp Financial Group, Inc.	27,874
636	SVB Financial Group *	29,327
19,253	Synovus Financial Corp.	27,917
486	Taubman Centers, Inc.	28,033
2,738	TCF Financial Corp.	28,582
522	Transatlantic Holdings, Inc.	26,423
1,336	Trustmark Corp.	28,730
2,439	Valley National Bancorp	29,000
893	W.R. Berkley Corp.	27,588
951	Waddell & Reed Financial, Inc.	29,700
1,848	Washington Federal, Inc.	27,779
1,678	Webster Financial Corp.	30,367
700	Westamerica Bancorp	29,669
		1,561,592

See accompanying notes which are an integral part of these portfolios of investments.

Health Care — 9.7%
3,646	Allscripts Healthcare Solutions,Inc. *	65,464
561	Bio-Rad Laboratories, Inc. *	56,255
1,052	Catalyst Health Solutions, Inc. *	56,512
1,730	Charles River Laboratories International, Inc. *	57,298
2,851	Community Health Systems, Inc. *	58,037
803	Cooper Cos., Inc.	60,442
1,083	Covance, Inc. *	53,661
1,821	Endo Pharmaceuticals Holdings,Inc.*	58,098
971	Gen-Probe, Inc. *	58,211
7,694	Health Management Associates, Inc.*	63,241
2,479	Health Net, Inc. *	61,206
877	Henry Schein, Inc. *	57,815
1,904	Hill-Rom Holdings, Inc.	57,681
3,439	Hologic, Inc. *	57,226
729	IDEXX Laboratories, Inc. *	58,158
4,337	Kindred Healthcare, Inc. *	56,120
802	Kinetic Concepts, Inc. *	54,160
1,680	LifePoint Hospitals, Inc. *	61,653
2,633	Lincare Holdings, Inc.	56,681
2,520	Masimo Corp. *	62,167
1,511	Medicis Pharmaceutical Corp.	58,777
864	Mednax, Inc. *	56,451
389	Mettler-Toledo International,Inc.*	61,970
1,973	Omnicare, Inc.	58,611
1,300	Orthofix International NV *	47,652
1,959	Owens & Minor, Inc.	57,686
615	Perrigo Co.	58,254
1,817	Pharmaceutical Product Development, Inc.	57,214
1,893	ResMed, Inc. *	58,637
1,855	STERIS Corp.	59,703
777	Techne Corp.	56,284
1,063	Teleflex, Inc.	61,162
1,706	Thoratec Corp. *	58,440
1,116	United Therapeutics Corp. *	48,164
1,507	Universal Health Services, Inc.,	62,703
	Class B
3,129	VCA Antech. Inc. *	57,917
790	Vertex Pharmaceuticals, Inc. *	35,763
1,348	WellCare Health Plans, Inc. *	61,762
		2,187,236

See accompanying notes which are an integral part of these portfolios of investments.

Industrials — 10.0%
720	Acuity Brands, Inc.	33,127
1,576	Aecom Technology Corp. *	35,803
837	AGCO Corp. *	35,857
563	Alaska Air Group, Inc. *	32,522
804	Alexander & Baldwin, Inc.	34,106
522	Alliant Techsystems, Inc.	33,111
853	AMETEK, Inc.	33,316
965	BE Aerospace, Inc. *	33,610
1,348	Brink's Co.	34,640
891	Carlisle Cos, Inc.	34,951
638	Clean Harbors, Inc. *	34,348
1,322	Con-way, Inc.	33,834
772	Copart, Inc. *	33,224
997	Corporate Executive Board Co.	32,837
1,478	Corrections Corp. of America *	33,533
815	Crane Co.	34,450
1,577	Deluxe Corp.	34,891
606	Donaldson Co., Inc.	35,739
871	FTI Consulting, Inc. *	31,696
445	Gardner Denver, Inc.	35,074
963	GATX Corp.	34,920
870	Graco, Inc.	34,345
1,760	Granite Construction, Inc.	36,475
1,500	Harsco Corp.	34,291
1,754	Herman Miller, Inc.	34,855
1,834	HNI Corp.	37,814
609	Hubbell, Inc., Class B	35,992
1,044	Huntington Ingalls Industries,Inc.*	31,243
913	IDEX Corp.	33,950
806	JB Hunt Transport Services, Inc.	32,379
7,401	JetBlue Airways Corp. *	32,194
647	Kansas City Southern *	35,036
1,158	KBR, Inc.	34,791
964	Kennametal, Inc.	35,535
605	Kirby Corp. *	33,280
2,110	Korn/Ferry International *	34,304
818	Landstar System, Inc.	33,107
1,074	Lennox International, Inc.	33,539
1,011	Lincoln Electric Holdings, Inc.	34,404
809	Manpower, Inc.	32,597
1,155	Mine Safety Appliances Co.	35,695
537	MSC Industrial Direct Co.	33,098
779	Nordson Corp.	34,182
1,835	Oshkosh Corp. *	36,190
974	Pentair, Inc.	33,419
601	Regal-Beloit Corp.	35,315
1,749	Rollins, Inc.	36,572
1,452	Shaw Group, Inc. *	33,848
598	SPX Corp.	34,033
2,234	Terex Corp. *	36,034
790	Thomas & Betts Corp. *	34,486
901	Timken Co.	35,439
543	Towers Watson & Co.	32,020
1,423	Trinity Industries, Inc.	39,230
645	Triumph Group, Inc.	33,802
2,262	United Rentals, Inc. *	37,728
953	URS Corp. *	33,436
2,468	UTi Worldwide, Inc.	33,429
378	Valmont Industries, Inc.	35,020
575	Wabtec Corp.	35,036
2,702	Waste Connections, Inc.	93,462
561	Watsco, Inc.	33,493
1,434	Werner Enterprises, Inc.	33,377
1,066	Woodward, Inc.	34,562
		2,258,626

See accompanying notes which are an integral part of these portfolios of investments.

Information Technology — 9.2%
1,059	ACI Worldwide, Inc. *	31,661
3,285	Acxiom Corp. *	36,033
1,068	ADTRAN, Inc.	33,181
1,475	Advent Software, Inc. *	34,204
356	Alliance Data Systems Corp. *	33,250
643	ANSYS, Inc. *	34,730
2,776	AOL, Inc. *	43,250
1,010	Arrow Electronics, Inc. *	31,506
3,262	Atmel Corp. *	29,714
1,188	Avnet, Inc. *	31,167
1,501	Broadridge Financial Solutions, Inc.	31,241
3,595	Cadence Design Systems, Inc. *	33,221
2,741	Ciena Corp. *	33,552
847	Concur Technologies, Inc. *	35,420
3,111	Convergys Corp. *	33,137
3,823	CoreLogic, Inc. *	43,655
1,030	Cree, Inc. *	33,388
1,819	Cypress Semiconductor Corp. *	28,815
1,167	Diebold, Inc.	33,417
1,570	Digital River, Inc. *	31,583
667	DST Systems, Inc.	31,307
362	Equinix, Inc. *	34,038
371	Factset Research Systems, Inc.	32,590
1,200	Fair Isaac Corp.	30,651
2,473	Fairchild Semiconductor International, Inc. *	32,795
921	Gartner, Inc. *	32,794
707	Global Payments, Inc.	32,381
745	Informatica Corp. *	31,133
1,820	Ingram Micro, Inc.,	32,468
	Class A *
5,496	Integrated Device Technology,	31,105
	Inc.*
1,479	International Rectifier Corp. *	33,704
2,962	Intersil Corp., Class A	33,263
857	Itron, Inc. *	34,120
1,117	Jack Henry & Associates, Inc.	32,668
828	Lam Research Corp. *	30,771
1,710	Lender Processing Services, Inc.	30,166
866	Mantech International Corp.	32,478
2,993	Mentor Graphics Corp. *	33,488
751	MICROS Systems, Inc. *	35,809
1,321	National Instruments Corp.	33,597
1,936	NCR Corp. *	33,357
1,277	NeuStar, Inc., Class A *	31,926
1,791	Parametric Technology Corp. *	32,238
976	Plantronics, Inc.	31,283
1,424	Polycom, Inc. *	33,902
2,384	QLogic Corp. *	33,301
1,903	Quest Software, Inc. *	32,791
912	Rackspace Hosting, Inc. *	33,342
5,917	RF Micro Devices, Inc. *	36,746
1,472	Riverbed Technology, Inc. *	36,478
680	Rovi Corp. *	33,224
1,523	Semtech Corp. *	32,489
930	Silicon Laboratories, Inc. *	32,137
1,549	Skyworks Solutions, Inc. *	31,956
560	Solera Holdings, Inc.	32,855
1,260	Synopsys, Inc. *	32,607
717	Tech Data Corp. *	33,733
1,569	TIBCO Software, Inc. *	35,106
911	Trimble Navigation, Ltd. *	33,825
2,181	ValueClick, Inc. *	33,369
499	Varian Semiconductor Equipment Associates, Inc. *	30,590
3,010	Vishay Intertechnology, Inc. *	34,318
938	Zebra Technologies Corp.,	33,698
	Class A *
		2,092,722

See accompanying notes which are an integral part of these portfolios of investments.

Materials — 9.5%
1,459	Albemarle Corp.	74,007
1,437	Aptargroup, Inc.	72,557
1,424	Ashland, Inc.	75,505
2,266	Cabot Corp.	78,025
1,531	Carpenter Technology Corp.	77,262
6,239	Commercial Metals Co.	73,308
952	Compass Minerals International, Inc.	71,989
1,635	Cytec Industries, Inc.	74,245
957	Domtar Corp.	76,852
1,292	Greif, Inc.	72,171
2,291	Intrepid Potash, Inc. *	78,400
11,635	Louisiana-Pacific Corp. *	77,602
501	Lubrizol Corp.	67,568
1,082	Martin Marietta Materials, Inc.	76,646
1,292	Minerals Technologies, Inc.	74,974
460	NewMarket Corp.	77,205
3,745	Olin Corp.	74,681
2,947	Packaging Corp. of America	74,703
1,800	Reliance Steel & Aluminum Co.	74,605
1,444	Rock-Tenn Co.	77,514
3,634	RPM International, Inc.	75,723
1,479	Scotts Miracle-Gro Co., Class A	71,804
2,098	Sensient Technologies Corp.	76,267
1,866	Silgan Holdings, Inc.	70,775
2,393	Sonoco Products Co.	75,603
5,922	Steel Dynamics, Inc.	75,391
2,695	Temple-Inland, Inc.	65,207
2,276	Valspar Corp.	73,495
4,406	Worthington Industries, Inc.	71,605
		2,155,689
Real Estate Investment Trusts — 2.6%
385	Alexandria Real Estate Equities, Inc.	28,055
560	BRE Properties, Inc.	28,138
412	Camden Property Trust	27,561
1,034	Corporate Office Properties Trust	27,698
3,851	Cousins Properties, Inc.	27,804
2,293	Duke Realty Corp.	27,219
195	Essex Property Trust, Inc.	27,955
307	Federal Realty Investment Trust	27,789
865	Highwoods Properties, Inc.	28,342
1,270	Hospitality Properties Trust	29,810
819	Liberty Property Trust	27,806
882	Mack-Cali Realty Corp.	27,474
567	Macerich Co./The	27,803
666	Rayonier, Inc.	27,919
810	Realty Income Corp.	28,087
668	Regency Centers Corp.	27,563
1,227	Senior Housing Properties Trust	29,191
396	SL Green Realty Corp.	28,602
1,065	UDR, Inc.	28,444
541	Ventas, Inc.	28,931
1,180	Weingarten Realty Investors	28,752
		590,943
Telecommunication Services — 0.3%
1,324	Telephone & Data Systems, Inc.	33,942
1,744	TW Telecom, Inc. *	33,647
		67,589

See accompanying notes which are an integral part of these portfolios of investments.

Utilities — 9.3%
2,540	AGL Resources, Inc.	105,200
2,531	Alliant Energy Corp.	102,698
4,538	Aqua America, Inc.	100,193
3,007	Atmos Energy Corp.	100,857
2,883	Cleco Corp.	102,430
3,187	DPL, Inc.	95,343
5,231	Great Plains Energy, Inc.	102,268
4,192	Hawaiian Electric Industries, Inc.	100,703
2,657	IDACORP, Inc.	101,495
4,815	MDU Resources Group, Inc.	102,760
1,725	National Fuel Gas Co.	105,857
2,277	NSTAR	104,114
6,664	NV Energy, Inc.	99,428
2,087	OGE Energy Corp.	104,444
900	Oneok, Inc.	63,810
6,702	PNM Resources, Inc.	100,257
5,383	Questar Corp.	100,886
3,518	UGI Corp.	104,695
3,773	Vectren Corp.	103,264
3,826	Westar Energy, Inc.	101,971
2,531	WGL Holdings, Inc.	104,697
		2,107,370

Total Common Stocks(Cost $20,853,929)		19,720,692
Exchange-Traded Funds — 5.9%
21,350	ProShares UltraPro MidCap400 Fund	1,329,251
Total Exchange-Traded Funds(Cost $1,213,039)		1,329,251
Total Investments
(Cost $22,066,968) — 93.1%
Other Assets in Excess of Liabilities — 6.9%		1,564,424
Net Assets — 100.0%		$22,614,367
* Non-income producing security.

Tax Related

Unrealized appreciation		299,723
Unrealized depreciation		(1,316,748)
Net unrealized depreciation		$(1,017,025)

Aggregate cost of securities for income tax purposes		$22,066,968

See accompanying notes which are an integral part of these portfolios of investments.

Cloud Capital Funds
Related Notes to the Portfolios of Investments
August 31, 2011
(Unaudited)

Security Transactions and Related Income - The Cloud Capital Funds (“Funds”) follow industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by each Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with each Funds understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Funds investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Funds own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when each Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Funds, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Cloud Capital Funds
Related Notes to the Portfolios of Investments - continued
August 31, 2011
 (Unaudited)

Fixed income securities that are valued using market quotations in an active market will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Funds believe such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities.

If the Funds decide that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by each Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Funds are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by each Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in each Funds opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Funds NAV calculation that may affect a security’s value, or the Funds are aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside each Funds approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Cloud Capital Strategic Large Cap Fund’s investments as of August 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$23,047,894	$-	$-	$23,047,894

Total	$23,047,894	$-	$-	$23,397,309

*Refer to the Portfolio of Investments for industry classifications.

The Fund had no transfers between Level 1 and Level 2 at anytime during the reporting period.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Cloud Capital Funds
Related Notes to the Portfolios of Investments - continued
August 31, 2011
(Unaudited)

The following is a summary of the inputs used to value the Cloud Capital Strategic Mid Cap Fund’s investments as of August 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$19,720,692	$-	$-	$19,720,692

Exchange-Traded Funds	1,329,251	-	-	1,329,251

Total	$21,049,943	$-	$-	$21,049,943

*Refer to the Portfolio of Investments for industry classifications.

The Fund had no transfers between Level 1 and Level 2 at anytime during the reporting period.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

LS Opportunity Fund
Schedule of Investments
August 31, 2011
(Unaudited)

Common Stocks - Long - Domestic - 46.32%	Shares	Value

Consumer Discretionary - 12.23%
Charter Communications, Inc. - Class A (a)	6,689	$333,647
GNC Acquisition Holdings, Inc. - Class A (a) (b)	15,338	371,180
Liberty Global, Inc. - Class A (a) (b)	11,268	455,115
Liberty Media Corp. - Capital - Series A (a) (b)	28,648	2,042,889
Liberty Media Corp. - Interactive - Class A (a) (b)	35,265	557,892
Liberty Media-Starz - Series A (a) (b)	7,501	516,594
PVH Corp.	4,709	313,902
Scripps Networks Interactive - Class A	4,359	186,783
Virgin Media, Inc.	4,377	111,001
		4,889,003

Energy - 6.68%
Anadarko Petroleum Corp. (b)	13,194	973,058
EQT Corp. (b)	11,128	665,677
Peabody Energy Corp.	7,471	364,585
Schlumberger, Ltd. (b)	8,527	666,129
		2,669,449

Financials - 1.00%
MSCI, Inc. - Class A (a)	11,534	398,730

Health Care - 9.66%
Bristol-Myers Squibb Company (b)	30,636	911,421
Celgene Corp. (a) (b)	14,109	839,062
Edwards Lifesciences Corp. (a)	2,326	175,497
Medco Health Solutions, Inc. (a) (b)	10,007	541,779
Pharmasset, Inc. (a) (b)	4,403	578,202
UnitedHealth Group, Inc.	8,726	414,660
Varian Medical Systems, Inc. (a)	7,063	402,308
		3,862,929

Industrials - 2.55%
DigitalGlobe, Inc. (a)	4,566	103,466
Hexcel Corp. (a)	11,404	261,950
Pall Corp.	9,305	475,765
SeaCube Container Leasing, Ltd.	13,580	180,478
		1,021,659

Information Technology - 9.85%
Apple, Inc. (a) (b)	1,645	633,045
Ellie Mae, Inc. (a)	13,059	71,563
Fortinet, Inc. (a)	4,709	90,083
Fusion-io, Inc. (a)	4,709	117,913
Google, Inc. - Class A (a) (b)	1,393	753,557
QUALCOMM, Inc. (b)	18,760	965,390
Visa, Inc. - Class A (b)	9,797	860,960
VMware, Inc. - Class A (a)	4,709	444,341
		3,936,852

Materials - 4.35%
CF Industries Holdings, Inc.	2,825	516,467
Innospec, Inc. (a)	5,713	154,537
Mosaic Co. / The (b)	12,041	856,476
Rockwood Holdings, Inc. (a)	4,141	211,191
		1,738,671

TOTAL COMMON STOCKS - LONG - DOMESTIC (Cost $18,026,462)		18,517,293

See accompanying notes which are an integral part of these portfolios of investments.

LS Opportunity Fund
Schedule of Investments - continued
August 31, 2011
(Unaudited)

Common Stocks - Long - International - 2.18%	Shares	Value

Consumer Staples - 0.29%
Adecoagro S.A. (a)	11,012	$116,947

Energy - 1.89%
Golar LNG Ltd.	7,492	247,161
Cameco Corp.	21,792	506,446
		753,607

TOTAL COMMON STOCKS - LONG - INTERNATIONAL (Cost $882,657)		870,554

TOTAL COMMON STOCKS - LONG - DOMESTIC & INTERNATIONAL (Cost $18,909,119)		19,387,847

Master Limited Partnerships - 2.92%
Williams Partners, L.P. (b)	21,546	1,167,362

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,062,942)		1,167,362

Investment Companies - 2.48%
SPDR Gold Trust (a) (b)	5,583	991,820

TOTAL INVESTMENT COMPANIES (Cost $841,242)		991,820

TOTAL INVESTMENTS - LONG - (Cost $20,813,303) - 53.90%		21,547,029

TOTAL INVESTMENTS - SHORT (Proceeds Received $10,714,411) - (26.07%)		(10,422,084)

Cash & other assets less liabilities - 72.17%		28,850,138

TOTAL NET ASSETS - 100%		$39,975,083

(a) Non-income producing
(b) All or a portion of this security is held as collateral for securities sold short.

Tax Related
Unrealized appreciation		1,349,239
Unrealized depreciation		(402,068)
Net unrealized appreciation (depreciation)		947,171

Aggregate cost of securities for income tax purposes		10,177,774

See accompanying notes which are an integral part of these portfolios of investments.

LS Opportunity Fund
Schedule of Securities Sold Short
August 31, 2011
(Unaudited)

Securities Sold Short - Domestic - (10.17%)	Shares	Value

Consumer Discretionary - (2.62%)
Cheesecake Factory, Inc. / The	(3,211)	$(88,142)
Chipotle Mexican Grill, Inc.	(786)	(246,309)
Hanesbrands, Inc.	(3,211)	(91,706)
Jarden Corp.	(1,231)	(35,748)
LIFE TIME FITNESS, Inc.	(1,712)	(65,638)
P.F. Chang's China Bistro, Inc.	(2,982)	(89,877)
Sirius XM Radio, Inc.	(174,194)	(313,549)
Tiffany & Co.	(1,598)	(114,992)
		(1,045,961)

Consumer Staples - (1.33%)
TreeHouse Foods, Inc.	(3,046)	(166,860)
Walgreen Co.	(10,400)	(366,184)
		(533,044)

Energy - (1.34%)
Cimarex Energy Co.	(3,888)	(276,398)
CONSOL Energy, Inc.	(3,239)	(147,893)
Range Resources Corp.	(1,706)	(110,481)
		(534,772)

Financials - (0.56%)
Discover Financial Services	(6,933)	(174,434)
Federated Investors, Inc. - Class B	(2,853)	(50,527)
		(224,961)

Health Care - (0.71%)
STERIS Corp.	(3,015)	(97,023)
Thermo Fisher Scientific, Inc.	(3,378)	(185,554)
		(282,577)

Industrials - (0.81%)
Babcock & Wilcox / The	(1,609)	(37,055)
Corporate Executive Board Co. / The	(5,353)	(176,221)
Masco Corp.	(12,587)	(111,647)
		(324,923)

Information Technology - (0.11%)
Power Integrations, Inc.	(1,301)	(41,814)

Materials - (2.69%)
Cytec Industries, Inc.	(3,371)	(153,043)
Freeport-McMoRan Copper & Gold, Inc.	(4,828)	(227,592)
Owens-Illinois, Inc.	(1,598)	(30,266)
Sherwin-Williams Co. / The	(8,789)	(665,679)
		(1,076,580)

TOTAL SECURITIES SOLD SHORT - DOMESTIC (Proceeds Received $4,165,776)		(4,064,632)

See accompanying notes which are an integral part of these portfolios of investments.

LS Opportunity Fund
Schedule of Securities Sold Short - continued
August 31, 2011
(Unaudited)

Securities Sold Short - International - (3.19%)	Shares	Value

Consumer Discretionary - (0.35%)
Garmin Ltd.	(4,152)	$(139,217)

Energy - (0.14%)
Frontline Ltd.	(7,531)	(58,666)

Financials - (0.09%)
UBS AG	(2,597)	(37,605)

Industrials - (0.33%)
Sensata Technologies Holding N.V.	(4,057)	(131,609)

Information Technology - (1.20%)
Infosys Technologies Ltd. (a)	(5,910)	(305,074)
SAP AG (a)	(1,734)	(94,520)
Yandex NV - Class A	(2,598)	(80,460)
		(480,054)

Materials - (1.08%)
ArcelorMittal (b)	(8,622)	(189,425)
Cemex SAB de CV (a)	(12,268)	(65,879)
Vale SA (a)	(6,208)	(175,314)
		(430,618)

TOTAL SECURITIES SOLD SHORT - INTERNATIONAL (Proceeds Received $1,416,229)		(1,277,769)

TOTAL SECURITIES SOLD SHORT - DOMESTIC & INTERNATIONAL (Proceeds Received $5,582,005)		(5,342,401)

Investment Companies - (12.71%)
Powershares QQQ Trust, Series 1	(22,867)	(1,259,057)
SPDR Dow Jones Industrial Average ETF Trust	(6,864)	(795,744)
SPDR S&P 500 ETF Trust	(22,975)	(2,804,329)
United States Oil Fund LP	(6,391)	(220,553)

TOTAL INVESTMENT COMPANIES (Proceeds Received - $5,132,406)		(5,079,683)

TOTAL SECURITIES SOLD SHORT - DOMESTIC, INTERNATIONAL, &
INVESTMENT COMPANIES (PROCEEDS RECEIVED $10,714,411) - (26.07%)		$(10,422,084)

(a) American Depositary Receipt.
(b) New York Registered

See accompanying notes which are an integral part of these portfolios of investments.

LS Opportunity Fund
Related Notes to the Schedule of Investments
August 31, 2011
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Distributions from Limited Partnerships are recognized on the ex-date.  Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short Sales - The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security.  The Fund may engage in short sales with respect to various types of securities, including ETFs.  A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale.  The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own.  Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.  The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended.  The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner.  The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales.  As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity.  In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions.  These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.  Dividend expenses on securities sold short are not covered under the Advisor’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

LS Opportunity Fund
Related Notes to the Schedule of Investments - continued
August 31, 2011
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, investment companies, American Depositary Receipts, and limited partnerships are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities that are valued using market quotations in an active market will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

LS Opportunity Fund
Related Notes to the Schedule of Investments - continued
August 31, 2011
(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$19,387,847	$-	$-	$19,387,847

Master Limited Partnerships	1,167,362	-	-	1,167,362

Investment Companies	991,820	-	-	991,820

Total	$21,547,029	$-	$-	$21,547,029
*Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$(5,342,401)	$-	$-	(5,342,401)

Investment Companies	(5,079,683)	-	-	$(5,079,683)

Total	$(10,422,084)	$-	$-	$(10,422,084)
*Refer to the Schedule of Securities Sold Short for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between levels as of August 31, 2011.  The amount of transfers in/out are reflected at the securities’ fair value on the date of transfer.

Longview Global Allocation Fund
Schedule of Investments
August 31, 2011
(Unaudited)

	Shares	Fair Value
Exchange-Traded Funds - 63.64%
First Trust Consumer Staples AlphaDEX Fund	106,295	$2,523,443
GreenHaven Continuous Commodity Index Fund (a)	70,939	2,499,387
iShares Barclays 1-3 Year Treasury Bond Fund	13,695	1,160,104
iShares Barclays 3-7 Year Treasury Bond Fund	9,546	1,157,739
PIMCO Enchanced Short Maturity Strategy Fund	24,869	2,504,557
PowerShares DB Agriculture Fund (a)	36,602	1,248,494
PowerShares QQQ Trust, Series 1	23,000	1,266,380
Utilities Select Sector SPDR Fund	74,464	2,525,819
Vanguard Extended Duration Treasury ETF	11,085	1,113,377

TOTAL EXCHANGE-TRADED FUNDS (Cost $16,020,846)		15,999,300

Exchange-Traded Notes - 4.93%
VelocityShares Daily 2x VIX Short-Term ETN (a)	2,578	128,384
VelocityShares Daily Inverse VIX Short-Term ETN (a)	140,925	1,111,194

TOTAL EXCHANGE-TRADED NOTES (Cost $1,859,299)		1,239,578

Money Market Securities - 46.15%
Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.15% (b)	11,601,555	11,601,555

TOTAL MONEY MARKET SECURITIES (Cost $11,601,555)		11,601,555

TOTAL INVESTMENTS (Cost $29,481,700) - 114.72%		$28,840,433

Liabilities in excess of other assets - (14.72)%		(3,701,556)

TOTAL NET ASSETS - 100.00%		$25,138,877

(a) Non-income producing.
(b) Rate disclosed is the seven day yield as of August 31, 2011.

Tax Related
Unrealized appreciation		$91,117
Unrealized depreciation		(732,384)
Net unrealized depreciation		$(641,267)

Aggregate cost of securities for income tax purposes		$29,481,700

See accompanying notes which are an integral part of these portfolios of investments.

Longview Global Allocation Fund
Related Notes to the Schedule of Investments
August 31, 2011
(Unaudited)

Security Transactions and Related Income – The Longview Global Allocation Fund (the “Fund”) follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investment.  These inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Portfolio securities listed or traded on security exchanges are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

Longview Global Allocation Fund
Related Notes to the Schedule of Investments
August 31, 2011
 (Unaudited)

Fixed income securities that are valued using market quotations in an active market will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.

If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board.   These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.   These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Longview Global Allocation Fund’s investments as of August 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Exchange - Traded Funds	$15,999,300	$-	$-	$15,999,300

Exchange - Traded Notes	1,239,578	-	-	1,239,578

Money Market Securities	11,601,555	-	-	11,601,555

Total	$28,840,433	$-	$-	$28,840,433

The Fund had no transfers between Level 1 and Level 2 at anytime during the reporting period.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of October 26, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  ____Valued Advisers Trust_______________

By   /s/  R. Jeffrey Young
       R. Jeffrey Young, President and Principal Executive Officer

Date 10/26 /2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/  R. Jeffrey Young
       R. Jeffrey Young, President and Principal Executive Officer

Date 10/ 26 /2011

By     /s/ William J. Murphy
          William J. Murphy, Treasurer and Principal Financial Officer

Date 10/ 26 /2011